Stock Option and Incentive Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Maximum number of shares authorized to be granted	67,550,000	62,300,000
Stock option awards, vesting period	4 years
Stock option awards, term	10 years
Total intrinsic value of options exercised	$ 47,321	$ 65,292	$ 51,812
Value of restricted shares vested	36,922	39,490	39,734
Aggregate intrinsic value of stock options outstanding	103,004
Aggregate intrinsic value of stock options exercisable	58,242
Total income tax benefit recognized for stock-based compensation	4,754	$ 4,503	$ 5,490
Unrecognized compensation expense related to unvested stock options and unvested restricted shares	$ 46,514
Unrecognized compensation expense weighted average period of recognition	1 year